Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
	2013	2014
Accounts payable	$386,071	$1,670,486
Accrued interest	151,989	1,437,846
Accrued banking fees	700,000	700,000
Accrued payroll	127,514	94,723

Total	$1,365,574	$3,903,055